UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 1.3%
Australia & New Zealand Banking Group Ltd.(a)	366,500	$8,685,958
OZ Minerals Ltd.(a)	3,737,900	6,108,777

		14,794,735
Austria – 0.9%
Erste Group Bank AG(a)	74,700	3,732,197
Voestalpine AG(a)	160,101	7,182,560

		10,914,757

Belgium – 0.8%
Anheuser-Busch InBev NV(a)	159,800	8,817,310

Brazil – 3.0%
Banco Bradesco SA, Preference Shares(a)	203,300	3,756,345
BM&FBovespa SA(a)	856,344	5,984,827
Cia Energetica de Minas Gerais - ADR	128,100	2,116,212
Gol Linhas Aereas Inteligentes SA - Preference Shares(a)	548,200	7,830,254
HRT Participacoes em Petroleo SA(a)(b)	6,600	7,198,056
Hypermarcas SA(a)(b)	421,600	5,017,873
PDG Realty SA Empreendimentos e Participacoes(a)	608,200	3,363,991

		35,267,558

Canada – 8.2%
Agrium, Inc.(a)	90,200	7,972,778
Barrick Gold Corp.(a)	302,400	14,367,024
Canadian National Railway Co.(a)	233,400	15,847,860
Magna International Inc., Class A(a)	86,000	5,019,820
Manulife Financial Corp.(a)	370,000	6,447,795
Niko Resources Ltd.(a)	47,200	4,595,796
Pacific Rubiales Energy Corp.(a)	314,100	10,840,661
Royal Bank of Canada(a)	97,100	5,205,301
Sun Life Financial, Inc.(a)	198,000	6,230,569
Toronto-Dominion Bank (The)(a)	74,000	5,539,562
TransCanada Corp.	258,700	9,442,737
Viterra, Inc.(a)	344,800	4,028,721

		95,538,624

China – 1.7%
China Construction Bank Corp. - H Shares(a)	5,388,800	4,762,371
China Merchants Bank Co. Ltd. - H Shares(a)	1,948,500	4,622,828
E-Commerce China Dangdang, Inc. - ADR(a)(b)	31,600	894,280
iSoftstone Holdings Ltd. - ADR(b)	14,500	272,600
Lentuo International, Inc. - ADR(b)	155,700	1,103,913
Sinopharm Group Co. - H Shares	266,400	946,381
Tencent Holdings Ltd.(a)	248,300	6,479,802
Want Want China Holdings Ltd.	1,015,200	846,661

		19,928,836

Columbia – 0.7%
Petrominerales Ltd.(a)	193,600	7,547,954

Denmark – 1.2%
Carlsberg A/S, Class B(a)	52,900	5,259,253
Pandora A/S(a)(b)	93,700	5,980,485
Tryg A/S(a)	43,700	2,373,890

		13,613,628

France – 3.3%
AXA SA(a)	283,300	5,995,696
BNP Paribas(a)	78,840	5,884,504
Cap Gemini SA(a)	94,500	4,754,097
GDF Suez(a)	183,160	7,254,949
Societe Generale(a)	19,600	1,266,025
Technip SA(a)	84,300	8,189,699
Unibail-Rodamco SE(a)	24,752	4,725,602

		38,070,572

Germany – 10.4%
Allianz SE(a)	43,500	6,046,820
BASF SE(a)	88,100	6,782,292
Bayer AG(a)	91,400	6,748,926
Bayerische Motoren Werke AG(a)	73,800	5,663,938
Deutsche Post AG(a)	515,700	9,472,001
Deutsche Telekom AG(a)	435,600	5,807,053
E.ON AG(a)	158,000	5,271,220
Fresenius Medical Care AG & Co. KGaA(a)	151,300	8,851,358
K+S AG(a)	107,300	7,937,336
Kabel Deutschland Holding AG(a)(b)	132,400	6,670,802
Merck KGaA(a)	66,800	5,716,203
Metro AG(a)	78,100	5,502,230
RWE AG(a)	125,700	9,065,687
SAP AG - ADR(a)	132,900	7,694,910
Siemens AG(a)	92,100	11,806,625
Software AG(a)	21,500	3,397,599
Volkswagen AG, Preference Shares(a)	46,044	7,449,179

		119,884,179

Gibraltar – 0.2%
PartyGaming Plc(a)(b)	938,500	2,863,801

Hong Kong – 4.3%
AIA Group Ltd.(a)(b)	2,504,000	6,888,959
Cheung Kong Holdings Ltd.	349,000	5,795,377
China Merchants Holdings International Co. Ltd.(a)	1,653,000	7,228,248
China Mobile Ltd.(a)	603,500	5,932,328
China Resources Enterprise Ltd.(a)	955,500	3,763,143
China Unicom Hong Kong Ltd.(a)	1,879,100	3,139,046
CNOOC Ltd. - ADR	2,200	489,852
Hang Seng Bank Ltd.(a)	164,700	2,724,696
Hong Kong Exchanges and Clearing Ltd.(a)	250,700	5,776,558
Melco Crown Entertainment Ltd. - ADR(a)(b)	361,200	2,802,912
New World Development Ltd.(a)	2,238,900	4,276,515
Wing Hang Bank Ltd.	65,400	882,613

		49,700,247

India – 0.5%
ICICI Bank Ltd.	95,500	2,141,535
Infosys Technologies Ltd. - ADR(a)	46,500	3,148,515

		5,290,050

Indonesia – 0.4%
Adaro Energy Tbk PT	15,397,300	3,864,285
Bank Mandiri Tbk PT	1,701,100	1,127,955

		4,992,240

Ireland – 1.7%
Covidien Plc	173,900	8,255,033
WPP Plc(a)	903,800	11,177,159

		19,432,192

Israel – 0.1%
Teva Pharmaceutical Industries Ltd. - ADR(a)	18,500	1,011,025

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Italy – 2.4%
ENI SpA(a)	723,000	$17,117,810
Intesa Sanpaolo SpA(a)	1,807,300	6,018,773
Parmalat Spa(a)	1,494,600	4,736,964

		27,873,547

Japan – 16.1%
Bank of Yokohama Ltd. (The)(a)	226,500	1,134,722
Bridgestone Corp.(a)	359,200	6,903,416
Canon, Inc.(a)	119,000	5,857,624
Chiba Bank Ltd. (The)(a)	963,900	6,008,195
Dena Co., Ltd.(a)	132,200	4,788,599
Honda Motor Co. Ltd.(a)	279,300	12,038,444
Hoya Corp.(a)	219,700	5,182,854
IHI Corp.(a)	3,998,000	9,075,145
ITOCHU Corp.(a)	691,600	7,527,806
Japan Tobacco, Inc.(a)	2,183	8,212,079
JGC Corp.(a)	324,000	7,924,410
JSR Corp.(a)	388,900	8,018,175
KDDI Corp.(a)	642	3,613,976
Komatsu Ltd.(a)	236,200	7,045,215
Kubota Corp.(a)	898,400	9,149,733
Marubeni Corp.(a)	1,058,400	7,968,622
Matsui Securities Co. Ltd.(a)	295,400	1,963,235
Mitsubishi Chemical Holdings Corp.(a)	680,900	4,745,499
Mitsubishi UFJ Financial Group, Inc.(a)	1,115,800	5,795,374
Nikon Corp.(a)	180,800	4,193,130
Nomura Holdings, Inc.(a)	313,300	1,910,397
NSK Ltd.(a)	1,542,000	14,787,595
NTT Data Corp.(a)	1,630	5,303,672
Sekisui Chemical Co. Ltd.(a)	631,000	4,845,381
SMC Corp.(a)	41,100	6,973,088
Sumitomo Heavy Industries Ltd.(a)	1,595,000	10,178,638
Sumitomo Mitsui Financial Group, Inc.(a)	160,300	5,450,199
Teijin Ltd.(a)	1,051,900	5,071,862
Tokio Marine Holdings, Inc.(a)	171,000	5,094,723

		186,761,808

Luxembourg – 0.9%
APERAM - NY Registry Shares(b)	13,080	533,010
ArcelorMittal - NY Registry Shares(a)	261,600	9,543,168

		10,076,178

Malaysia – 1.3%
CIMB Group Holdings Bhd(a)	4,231,200	11,624,622
Petronas Chemicals Group Bhd(b)	1,996,800	3,985,121

		15,609,743

Mexico – 1.0%
Fomento Economico Mexicano SAB de CV - ADR(a)	114,400	6,071,208
Grupo Mexico SAB de CV, Series B	320,300	1,257,595
Grupo Modelo SAB de CV, Series C(a)	623,300	3,831,977

		11,160,780

Netherlands – 5.0%
Aegon NV(a)(b)	432,600	3,201,745
Corio NV(a)	16,700	1,090,755
ING Groep NV(a)(b)	418,800	4,769,036
Koninklijke DSM NV(a)	79,900	4,729,149
Koninklijke KPN NV(a)	333,800	5,253,377
Randstad Holding NV(a)(b)	173,000	9,447,458
Royal Dutch Shell Plc, Class A - ADR(a)	356,700	25,322,133
VimpelCom Ltd. - ADR(a)	257,000	3,556,880

		57,370,533

Norway – 0.5%
Yara International ASA(a)	101,100	5,692,753

Poland – 0.3%
KGHM Polska Miedz SA(a)	62,300	3,646,278

Russia – 0.7%
Lukoil OAO - ADR(a)	55,300	3,426,941
Mail.ru Group Ltd. - GDR(b)(c)	23,300	873,750
Rosneft Oil Co. - GDR	407,600	3,486,880

		7,787,571

Singapore – 1.2%
CapitaLand Ltd.(a)	1,032,771	2,920,870
Singapore Telecommunications Ltd.(a)	2,348,100	5,718,772
Straits Asia Resources Ltd.(a)	2,388,900	4,893,275

		13,532,917

South Africa – 0.8%
MTN Group Ltd.(a)	288,000	4,936,026
Naspers Ltd.(a)	85,400	4,445,986

		9,382,012

South Korea – 2.7%
Hyundai Marine & Fire Insurance Co. Ltd.(a)	255,100	6,695,165
Kia Motors Corp.(a)	152,800	7,486,211
KT Corp. - ADR(a)(b)	280,000	5,510,400
Samsung Electronics Co. Ltd.(a)	8,100	7,111,687
Samsung Securities Co. Ltd.(a)	50,000	3,954,345

		30,757,808

Spain – 1.1%
Telefonica SA(a)	522,200	13,073,533

Sweden – 0.3%
Nordea Bank AB(a)	280,800	3,407,067

Switzerland – 6.1%
Adecco SA(a)	97,800	6,334,552
Cie Financiere Richemont SA(a)	71,800	3,908,316
Credit Suisse Group AG(a)	114,900	5,129,660
GAM Holding AG(a)(b)	81,800	1,458,952
Julius Baer Group Ltd.(a)	143,300	6,484,463
Nestle SA(a)	160,200	8,654,934
Novartis AG(a)	165,900	9,235,623
Roche Holding AG(a)	27,600	4,199,010
Swiss Reinsurance Co. Ltd.(a)	104,200	5,956,696
Tyco Electronics Ltd.	53,700	1,945,551
UBS AG(a)(b)	222,900	3,990,880
Xstrata Plc(a)	602,000	13,333,139

		70,631,776

Taiwan – 3.2%
AU Optronics Corp. - ADR(a)(b)	492,700	4,729,920
Catcher Technology Co. Ltd.	1,605,300	6,620,307
Hon Hai Precision Industry Co. Ltd.(a)	1,547,632	6,602,801
Mega Financial Holding Co. Ltd.(a)	7,811,100	6,321,479

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Taiwan (concluded)
Siliconware Precision Industries Co. - ADR(a)	881,500	$6,108,795
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	544,084	7,111,178

		37,494,480

Thailand – 1.0%
Bangkok Bank Public Co. Ltd.	800,500	3,910,657
Banpu Public Co. Ltd.	346,700	8,225,172

		12,135,829

United Kingdom – 10.8%
Aegis Group Plc(a)	2,166,000	4,834,672
Barclays Plc - ADR(a)	325,000	6,110,000
Barratt Development Plc(a)(b)	886,900	1,308,916
Bellway Plc(a)	125,600	1,231,312
Britvic Plc(a)	726,000	5,218,164
Cairn Energy Plc(a)(b)	617,400	4,095,071
Carnival Plc(a)	130,000	5,922,816
Cookson Group Plc(a)(b)	802,700	8,537,768
GKN PLC(a)	1,067,400	3,447,722
GlaxoSmithKline Plc(a)	475,600	8,587,581
HSBC Holdings Plc(a)	1,482,500	16,163,719
Imperial Tobacco Group Plc(a)	395,000	11,275,074
Inchcape Plc(a)(b)	837,120	4,980,279
International Consolidated Airlines Group(a)(b)	1,530,000	6,283,911
Kazakhmys Plc(a)	234,000	5,638,329
National Grid Plc(a)	872,200	7,735,259
Persimmon Plc(a)	181,100	1,185,582
Royal Bank of Scotland Group Plc(a)(b)	5,849,600	3,900,533
Taylor Wimpey Plc(a)(b)	2,596,500	1,439,737
Tullow Oil Plc(a)	330,500	7,031,403
Vodafone Group Plc - ADR(a)	375,600	10,652,016

		125,579,864

United States – 0.4%
NII Holdings, Inc.(a)(b)	120,200	5,045,996

Total Long-Term Investments (Cost – $1,026,145,209) – 94.5%		1,094,688,181

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(d)(e)	62,861,005	62,861,005

Total Short-Term Securities (Cost – $62,861,005) – 5.5%		62,861,005

Total Investments Before Outstanding Options Written (Cost – $1,089,006,214*) – 100.0%		1,157,549,186

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.2)%
Agrium, Inc., Strike Price USD 85, Expires 2/22/11	250	(123,750)
Agrium, Inc., Strike Price USD 90, Expires 3/21/11	250	(92,500)
ArcelorMittal - NY Registry Shares, Strike Price USD 37, Expires 2/22/11	65	(17,615)
ArcelorMittal - NY Registry Shares, Strike Price USD 38, Expires 2/22/11	65	(7,475)
Barclays Plc, Strike Price USD 19, Expires 3/21/11	895	(78,312)
Barclays Plc, Strike Price USD 20, Expires 3/21/11	895	(42,512)
Barrick Gold Corp., Strike Price USD 47, Expires 3/21/11	300	(70,500)
Barrick Gold Corp., Strike Price USD 47, Expires 4/18/11	1,370	(391,135)
Canadian National Railway Co., Strike Price USD 70, Expires 2/21/11	563	(22,520)
Canadian National Railway Co., Strike Price USD 70, Expires 3/21/11	440	(44,000)
Covidien Plc, Strike Price USD 50, Expires 3/21/11	515	(42,488)
Covidien Plc, Strike Price USD 47.50, Expires 4/18/11	440	(96,800)
E-Commerce China Dangdang, Inc. - ADR, Strike Price USD 35, Expires 3/21/11	175	(16,188)
KT Corp. - ADR, Strike Price USD 20, Expires 3/21/11	340	(20,400)
Magna International Inc., Class A, Strike Price USD 60, Expires 3/21/11	600	(124,500)
NII Holdings, Inc., Strike Price USD 44, Expires 3/21/11	405	(66,825)
NII Holdings, Inc., Strike Price USD 43, Expires 3/21/11	255	(51,000)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 70, Expires 3/21/11	500	(106,250)
SAP AG - ADR, Strike Price USD 52.50, Expires 2/22/11	730	(408,800)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 55, Expires 3/21/11	125	(20,562)
VimpelCom Ltd. - ADR, Strike Price USD 15, Expires 2/21/11	775	(11,625)

Total Exchange-Traded Call Options Written		(1,855,757)

Over-the-Counter Call Options Written – (1.5)%
Adecco SA, Strike Price CHF 65.80, Expires 2/24/11, Broker Morgan Stanley & Co., Inc.	53,800	(14,495)
Aegis Group Plc, Strike Price GBP 1.42, Expires 2/16/11, Broker Barclays Capital, Inc.	541,500	(16,710)
Aegis Group Plc, Strike Price GBP 1.42, Expires 3/03/11, Broker Morgan Stanley & Co., Inc.	650,000	(25,237)
Aegon NV, Strike Price EUR 5.18, Expires 3/16/11, Broker Credit Suisse First Boston	238,000	(97,237)
AIA Group Ltd., Strike Price HKD 21.78, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	407,000	(28,806)
AIA Group Ltd., Strike Price HKD 21.88, Expires 3/29/11, Broker JPMorgan Chase Securities	970,000	(70,390)
Allianz SE, Strike Price EUR 98.98, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	23,400	(165,465)
Anheuser-Busch InBev NV, Strike Price EUR 44.57, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	68,700	(8,338)
Anheuser-Busch InBev NV, Strike Price EUR 43.06, Expires 3/16/11, Broker UBS Securities LLC	19,200	(6,285)
ArcelorMittal - NY Registry Shares, Strike Price USD 35.65, Expires 2/03/11, Broker UBS Securities LLC	131,000	(123,795)

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
AU Optronics Corp. - ADR, Strike Price USD 10.40, Expires 2/22/11, Broker Jefferies & Co., Inc.	1,290	$(6,677)
AU Optronics Corp. - ADR, Strike Price USD 10.42, Expires 3/03/11, Broker Morgan Stanley & Co., Inc.	142,000	(3,551)
Australia & New Zealand Banking Group Ltd, Strike Price AUD 23.74, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	201,500	(132,248)
AXA SA, Strike Price EUR 15.29, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	156,000	(185,055)
Banco Bradesco SA, Preference Shares, Strike Price USD 31.23, Expires 4/04/11, Broker Morgan Stanley & Co., Inc.	112,000	(98,381)
Bank of Yokohama Ltd. (The), Strike Price JPY 427.17, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	226,000	(7,438)
Barratt Development Plc, Strike Price GBP 0.91, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	488,000	(25,219)
BASF SE, Strike Price EUR 59.05, Expires 3/03/11, Broker Credit Suisse First Boston	48,500	(54,038)
Bayer AG, Strike Price EUR 56, Expires 2/21/11, Broker Morgan Stanley & Co., Inc.	150	(10,171)
Bayer AG, Strike Price EUR 55.52, Expires 3/30/11, Broker Societe General Securities Corp.	35,300	(59,738)
Bayerische Motoren Werke AG, Strike Price EUR 58.84, Expires 3/23/11, Broker Societe General Securities Corp.	40,600	(112,286)
Bellway Plc, Strike Price GBP 6.94, Expires 3/09/11, Broker Credit Suisse First Boston	35,000	(4,679)
Bellway Plc, Strike Price GBP 6.94, Expires 3/16/11, Broker Credit Suisse First Boston	35,000	(5,553)
BM&FBovespa SA, Strike Price USD 13.56, Expires 3/01/11, Broker Credit Suisse First Boston	53,500	(470)
BM&FBovespa SA, Strike Price USD 11.88, Expires 4/04/11, Broker Goldman Sachs & Co.	417,500	(148,254)
BNP Paribas, Strike Price EUR 53.48, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	43,400	(171,382)
Bridgestone Corp., Strike Price JPY 1,613.32, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	197,600	(59,558)
Britvic Plc, Strike Price GBP 4.79, Expires 2/08/11, Broker JPMorgan Chase Securities	578,000	(2,348)
Cairn Energy Plc, Strike Price GBP 4.54, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	340,000	(34,378)
Canadian National Railway Co., Strike Price USD 67.22, Expires 2/11/11, Broker UBS Securities LLC	25,000	(32,746)
Canon, Inc., Strike Price JPY 4,109.17, Expires 3/29/11, Broker UBS Securities LLC	65,500	(84,349)
Cap Gemini Sa, Strike Price EUR 35.35, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	52,000	(144,793)
CapitaLand Ltd., Strike Price SGD 3.94, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	568,000	(72)
Carlsberg A/S, Class B, Strike Price DKK 544.29, Expires 3/16/11, Broker Credit Suisse First Boston	29,100	(82,651)
Carnival Plc, Strike Price GBP 30.30, Expires 3/30/11, Broker Societe General Securities Corp.	71,000	(52,430)
Chiba Bank Ltd. (The), Strike Price JPY 532.18, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	205,000	(10,393)
Chiba Bank Ltd. (The), Strike Price JPY 529.31, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	325,000	(51,229)
China Construction Bank Corp. - H Shares, Strike Price HKD 7.15, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	2,964,000	(23,740)
China Merchants Bank Co. Ltd. - H Shares, Strike Price HKD 20.47, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	1,072,000	(5,152)
China Merchants Holdings International Co. Ltd., Strike Price HKD 32.21, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	910,000	(291,134)
China Mobile Ltd., Strike Price HKD 78.24, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	332,000	(28,993)
China Resources Enterprise Ltd., Strike Price HKD 30.85, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	526,000	(78,366)
China Unicom Hong Kong Ltd., Strike Price HKD 13.13, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	1,450,000	(93,712)
Cie Financiere Richemont SA, Strike Price CHF 54.96, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	40,000	(28,806)
CIMB Group Holdings Bhd, Strike Price USD 8.98, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	3,173,400	(14,978)
Cookson Group Plc, Strike Price GBP 6.60, Expires 3/23/11, Broker Citigroup Global Markets, Inc.	442,000	(309,916)
Corio NV, Strike Price EUR 47.38, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	9,200	(8,255)
Credit Suisse Group AG, Strike Price CHF 39.10, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	69,000	(223,681)
Dena Co., Ltd., Strike Price JPY 3,024.01, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	72,700	(112,312)
Deutsche Post AG, Strike Price EUR 13.42, Expires 3/16/11, Broker Barclays Capital, Inc.	106,200	(48,158)
Deutsche Post AG, Strike Price EUR 13.61, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	177,500	(62,224)
Deutsche Telekom AG, Strike Price EUR 9.71, Expires 3/16/11, Broker Citigroup Global Markets, Inc.	239,600	(67,567)
E.ON AG, Strike Price EUR 22.58, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	158,000	(407,555)
ENI SpA, Strike Price EUR 17.92, Expires 3/16/11, Broker UBS Securities LLC	400,000	(98,898)
Erste Group Bank AG, Strike Price EUR 35.70, Expires 3/16/11, Broker Barclays Capital, Inc.	41,100	(111,709)
Fol Linhas Aereas Inteligentes S.a., Strike Price USD 26.64, Expires 3/01/11, Broker Credit Suisse First Boston	47,000	(2,756)
Fol Linhas Aereas Inteligentes S.a., Strike Price USD 24.09, Expires 4/04/11, Broker Credit Suisse First Boston	254,800	(192,170)

4	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 57, Expires 2/08/11, Broker UBS Securities LLC	28,000	$(676)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 55.56, Expires 2/28/11, Broker Barclays Capital, Inc.	35,000	(11,944)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 44.72, Expires 2/08/11, Broker Credit Suisse First Boston	63,200	(1,177)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 42.29, Expires 3/16/11, Broker Societe General Securities Corp.	20,000	(36,117)
GAM Holding AG, Strike Price CHF 16.32, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	32,900	(21,031)
GAM Holding AG, Strike Price CHF 16.71, Expires 3/23/11, Broker UBS Securities LLC	28,500	(21,443)
GDF Suez, Strike Price EUR 29.68, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	100,800	(81,049)
GKN PLC, Strike Price GBP 2.33, Expires 3/09/11, Broker Credit Suisse First Boston	425,000	(6,718)
GKN PLC, Strike Price GBP 2.33, Expires 3/16/11, Broker Credit Suisse First Boston	425,000	(9,307)
GlaxoSmithKline Plc, Strike Price GBP 12.41, Expires 3/09/11, Broker Credit Suisse First Boston	262,000	(9,879)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 73.78, Expires 2/08/11, Broker Credit Suisse First Boston	187,000	(17,908)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 75.19, Expires 2/08/11, Broker Credit Suisse First Boston	78,000	(2,593)
Grupo Modelo SAB de CV, Series C, Strike Price MXN 75.52, Expires 4/04/11, Broker Credit Suisse First Boston	78,000	(15,769)
Hang Seng Bank Ltd., Strike Price HKD 133.24, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	90,600	(7,201)
Hon Hai Precision Industry Co. Ltd., Strike Price USD 115.14, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	323,000	(110,014)
Hon Hai Precision Industry Co. Ltd., Strike Price USD 124.74, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	528,000	(58,608)
Honda Motor Co. Ltd., Strike Price JPY 3,292.60, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	153,700	(485,103)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 186.24, Expires 3/09/11, Broker UBS Securities LLC	44,000	(16,922)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 180.61, Expires 3/29/11, Broker Citigroup Global Markets, Inc.	94,000	(71,332)
Hoya Corp., Strike Price JPY 1,962.03, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	120,900	(65,458)
HRT Participacoes em Petroleo SA, Strike Price USD 1,795.50, Expires 3/01/11, Broker Citigroup Global Markets, Inc.	3,600	(221,942)
HSBC Holdings Plc, Strike Price GBP 6.79, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	816,000	(119,011)
Hypermarcas SA, Strike Price USD 26.01, Expires 2/08/11, Broker Credit Suisse First Boston	231,900	(2)
Hyundai Marine & Fire Insurance Co. Ltd., Strike Price USD 28,041.34, Expires 3/09/11, Broker Morgan Stanley & Co., Inc.	140,300	(278,162)
IHI Corp., Strike Price JPY 193.29, Expires 3/29/11, Broker UBS Securities LLC	2,199,000	(130,785)
Imperial Tobacco Group Plc, Strike Price GBP 19.15, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	218,000	(265)
Inchcape Plc, Strike Price GBP 3.70, Expires 2/08/11, Broker Morgan Stanley & Co., Inc.	565,000	(68,168)
Infosys Technologies Ltd. - ADR, Strike Price USD 71.69, Expires 3/10/11, Broker Citigroup Global Markets, Inc.	25,500	(16,529)
ING Groep NV, Strike Price EUR 8.01, Expires 3/16/11, Broker UBS Securities LLC	118,400	(84,051)
ING Groep NV, Strike Price EUR 8.14, Expires 3/23/11, Broker UBS Securities LLC	112,000	(70,593)
International Consolidated Airlines Group, Strike Price GBP 2.71, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	1,113,000	(26,939)
Intesa Sanpaolo SpA, Strike Price EUR 2.18, Expires 2/16/11, Broker JPMorgan Chase Securities	230,500	(92,478)
Intesa Sanpaolo SpA, Strike Price EUR 2.36, Expires 3/16/11, Broker UBS Securities LLC	763,500	(166,476)
ITOCHU Corp., Strike Price JPY 880.82, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	380,400	(135,282)
Japan Tobacco, Inc., Strike Price JPY 310,898.20, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	330	(31,210)
Japan Tobacco, Inc., Strike Price JPY 319,180.20, Expires 3/29/11, Broker Morgan Stanley & Co., Inc.	870	(92,560)
JGC Corp., Strike Price JPY 2,044.24, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	178,000	(138,602)
JSR Corp., Strike Price JPY 1,659.03, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	136,800	(118,599)
JSR Corp., Strike Price JPY 1,740.76, Expires 3/29/11, Broker UBS Securities LLC	77,100	(54,754)
Julius Baer Group Ltd., Strike Price CHF 41.81, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	78,800	(182,056)
K+S AG, Strike Price EUR 57.16, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	59,000	(73,847)
Kabel Deutschland Holding AG, Strike Price EUR 36.61, Expires 2/08/11, Broker Morgan Stanley & Co., Inc.	21,000	(24,680)
Kabel Deutschland Holding AG, Strike Price EUR 37.42, Expires 3/16/11, Broker UBS Securities LLC	26,900	(43,990)
Kabel Deutschland Holding AG, Strike Price EUR 35.80, Expires 3/30/11, Broker UBS Securities LLC	25,000	(76,529)
Kazakhmys Plc, Strike Price GBP 15.85, Expires 2/08/11, Broker Credit Suisse First Boston	72,000	(11,775)
Kazakhmys Plc, Strike Price GBP 16.57, Expires 2/24/11, Broker Credit Suisse First Boston	162,000	(33,515)
KDDI Corp., Strike Price JPY 476,828.07, Expires 3/29/11, Broker UBS Securities LLC	355	(44,705)
KGHM Polska Miedz SA, Strike Price PLN 187.86, Expires 3/23/11, Broker UBS Securities LLC	34,200	(51,311)

JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Kia Motors Corp., Strike Price USD 58,959.06, Expires 3/29/11, Broker Credit Suisse First Boston	84,000	$(125,358)
Komatsu Ltd., Strike Price JPY 2,599.74, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	130,000	(32,614)
Koninklijke DSM NV, Strike Price EUR 43.51, Expires 2/24/11, Broker Credit Suisse First Boston	44,000	(42,245)
Koninklijke KPN NV, Strike Price EUR 11.12, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	183,600	(95,008)
KT Corp. - ADR, Strike Price USD 20.70, Expires 2/01/11, Broker Jefferies & Co., Inc.	650	(1)
KT Corp. - ADR, Strike Price USD 21.50, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	55,000	(1,344)
Kubota Corp., Strike Price JPY 875.99, Expires 3/29/11, Broker UBS Securities LLC	494,000	(95,694)
Lukoil OAO - ADR, Strike Price USD 64.67, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	31,000	(21,445)
Manulife Financial Corp., Strike Price CAD 18, Expires 3/21/11, Broker T.D. Securities	2,050	(88,031)
Marubeni Corp., Strike Price JPY 610.65, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	582,000	(151,244)
Matsui Securities Co. Ltd., Strike Price JPY 607.87, Expires 2/23/11, Broker Goldman Sachs & Co.	162,500	(4,676)
Mega Financial Holding Co. Ltd., Strike Price USD 22.21, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	4,296,000	(212,222)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 7.63, Expires 2/28/11, Broker UBS Securities LLC	198,500	(97,257)
Merck KGaA, Strike Price EUR 61.51, Expires 3/23/11, Broker Societe General Securities Corp.	36,800	(110,379)
Metro AG, Strike Price EUR 54.16, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	43,000	(50,620)
Mitsubishi Chemical Holdings Corp., Strike Price JPY 587.52, Expires 3/09/11, Broker Deutsche Bank Securities Corp.	374,500	(60,905)
Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 449.65, Expires 2/23/11, Broker Goldman Sachs & Co.	614,000	(23,836)
MTN Group Ltd., Strike Price ZAR 130.09, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	159,000	(5,964)
Naspers Ltd., Strike Price ZAR 393.75, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	47,000	(10,818)
National Grid Plc, Strike Price GBP 5.50, Expires 2/08/11, Broker JPMorgan Chase Securities	480,000	(61,925)
Nestle SA, Strike Price CHF 55.80, Expires 2/08/11, Broker Credit Suisse First Boston	92,000	(29)
Nestle SA, Strike Price CHF 53.53, Expires 3/23/11, Broker Societe General Securities Corp.	42,700	(16,925)
New World Development Ltd., Strike Price HKD 15.95, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	1,232,000	(20,444)
Niko Resources Ltd., Strike Price CAD 100, Expires 2/21/11, Broker Bank Of Montreal	260	(37,000)
Nikon Corp., Strike Price JPY 1,995.23, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	99,500	(52,450)
Nomura Holdings, Inc., Strike Price JPY 534.19, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	172,400	(13,423)
Nordea Bank AB, Strike Price SEK 75.20, Expires 3/16/11, Broker Barclays Capital, Inc.	154,500	(101,998)
Novartis AG, Strike Price CHF 55.30, Expires 3/23/11, Broker Citigroup Global Markets, Inc.	91,300	(37,604)
NSK Ltd., Strike Price JPY 806.98, Expires 3/29/11, Broker UBS Securities LLC	848,000	(274,218)
NTT Data Corp., Strike Price JPY 290,173, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	150	(2,166)
NTT Data Corp., Strike Price JPY 276,162.04, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	745	(58,047)
OZ Minerals Ltd., Strike Price AUD 1.72, Expires 2/23/11, Broker Citigroup Global Markets, Inc.	2,055,900	(55,498)
Pacific Rubiales Energy Corp., Strike Price CAD 34, Expires 2/22/11, Broker Bank Of Montreal	260	(33,754)
Pacific Rubiales Energy Corp., Strike Price CAD 34, Expires 3/21/11, Broker T.D. Securities	1,465	(303,578)
Pandora A/S, Strike Price DKK 373.32, Expires 2/24/11, Broker Morgan Stanley & Co., Inc.	41,600	(28,875)
Pandora A/S, Strike Price DKK 356.23, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	10,000	(28,365)
Parmalat Spa, Strike Price EUR 1.99, Expires 2/08/11, Broker JPMorgan Chase Securities	822,000	(364,531)
PartyGaming Plc, Strike Price GBP 2.58, Expires 2/08/11, Broker JPMorgan Chase Securities	102,000	(2)
PartyGaming Plc, Strike Price GBP 2.30, Expires 2/16/11, Broker Morgan Stanley & Co., Inc.	207,500	(1,006)
PartyGaming Plc, Strike Price GBP 2.14, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	207,500	(8,371)
PDG Realty SA Empreendimentos e Participacoes, Strike Price USD 9.24, Expires 4/04/11, Broker Credit Suisse First Boston	334,500	(117,844)
Persimmon Plc, Strike Price GBP 4.20, Expires 2/16/11, Broker Citigroup Global Markets, Inc.	100,000	(11,232)
Petrominerales Ltd., Strike Price CAD 34, Expires 2/19/11, Broker T.D. Securities	500	(257,153)
Petrominerales Ltd., Strike Price CAD 36.35, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	64,000	(199,248)
Randstad Holding NV, Strike Price EUR 40.20, Expires 2/24/11, Broker Barclays Capital, Inc.	61,300	(73,446)
Randstad Holding NV, Strike Price EUR 40.63, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	34,000	(44,174)
Roche Holding AG, Strike Price CHF 142.48, Expires 3/23/11, Broker Societe General Securities Corp.	15,200	(61,357)
Rosneft Oil Co. - GDR, Strike Price USD 8.77, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	235,000	(60,856)
Royal Bank of Canada, Strike Price CAD 54, Expires 2/21/11, Broker T.D. Securities	535	(29,118)
Royal Bank Of Scotland Group Plc, Strike Price GBP 0.42, Expires 2/08/11, Broker Morgan Stanley & Co., Inc.	3,218,000	(57,249)

6	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 65, Expires 2/07/11, Broker Morgan Stanley & Co., Inc.	74,000	$(443,260)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 65, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	74,000	(443,260)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 67, Expires 2/24/11, Broker UBS Securities LLC	60,000	(241,630)
RWE AG, Strike Price EUR 53.65, Expires 3/23/11, Broker Barclays Capital, Inc.	94,000	(117,874)
Samsung Electronics Co. Ltd., Strike Price USD 1,011,010, Expires 3/29/11, Broker Credit Suisse First Boston	4,500	(113,135)
Samsung Securities Co. Ltd., Strike Price USD 90,278.16, Expires 3/29/11, Broker Credit Suisse First Boston	27,500	(116,329)
Sekisui Chemical Co. Ltd., Strike Price JPY 627.21, Expires 3/29/11, Broker Deutsche Bank Securities Corp.	347,000	(118,168)
Siemens AG, Strike Price EUR 93.37, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	31,900	(132,324)
Siemens AG, Strike Price EUR 96, Expires 3/21/11, Broker UBS Securities LLC	200	(59,147)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.96, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	115,000	(35,765)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.57, Expires 3/25/11, Broker Citigroup Global Markets, Inc.	102,000	(57,732)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.57, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	102,000	(59,466)
Siliconware Precision Industries Co. - ADR, Strike Price USD 6.69, Expires 4/08/11, Broker Citigroup Global Markets, Inc.	169,000	(92,061)
Singapore Telecommunications Ltd., Strike Price SGD 3.10, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	1,291,500	(51,945)
SMC Corp., Strike Price JPY 14,728.80, Expires 2/23/11, Broker Goldman Sachs & Co.	23,000	(48,394)
Societe Generale, Strike Price EUR 39.85, Expires 2/08/11, Broker Credit Suisse First Boston	10,800	(108,620)
Software AG, Strike Price EUR 106.05, Expires 3/23/11, Broker Morgan Stanley & Co., Inc.	11,900	(188,073)
Straits Asia Resources Ltd., Strike Price SGD 2.76, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	1,314,000	(54,683)
Sumitomo Heavy Industries Ltd., Strike Price JPY 547.22, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	559,000	(54,923)
Sumitomo Heavy Industries Ltd., Strike Price JPY 529.95, Expires 3/29/11, Broker UBS Securities LLC	318,000	(82,134)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,905.35, Expires 3/29/11, Broker UBS Securities LLC	88,200	(64,503)
Sun Life Financial, Inc., Strike Price CAD 30.67, Expires 2/11/11, Broker UBS Securities LLC	109,000	(101,216)
Swiss Reinsurance Co. Ltd., Strike Price CHF 54.94, Expires 3/16/11, Broker Barclays Capital, Inc.	45,400	(66,349)
Swiss Reinsurance Co. Ltd., Strike Price CHF 53.33, Expires 3/16/11, Broker UBS Securities LLC	11,900	(26,949)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11, Expires 2/02/11, Broker JPMorgan Chase Securities	255,000	(527,850)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 13, Expires 2/22/11, Broker Jefferies & Co., Inc.	700	(15,536)
Taylor Wimpey Plc, Strike Price GBP 0.39, Expires 3/16/11, Broker Societe General Securities Corp.	1,428,000	(22,120)
Technip SA, Strike Price EUR 68.61, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	30,000	(152,063)
Technip SA, Strike Price EUR 74.35, Expires 3/16/11, Broker Barclays Capital, Inc.	16,400	(36,364)
Teijin Ltd., Strike Price JPY 381.48, Expires 3/09/11, Broker UBS Securities LLC	579,000	(167,181)
Telefonica SA, Strike Price EUR 17.12, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	262,000	(420,188)
Telefonica SA, Strike Price EUR 18.68, Expires 3/30/11, Broker Morgan Stanley & Co., Inc.	25,200	(8,505)
Tencent Holdings Ltd., Strike Price HKD 181.57, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	136,600	(392,318)
Tokio Marine Holdings, Inc., Strike Price JPY 2,530.68, Expires 3/29/11, Broker UBS Securities LLC	94,000	(53,325)
Toronto-Dominion Bank (The), Strike Price CAD 76, Expires 2/21/11, Broker T.D. Securities	407	(21,339)
TrygVesta A/S, Strike Price DKK 252.50, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	18,000	(143,424)
TrygVesta A/S, Strike Price DKK 252.50, Expires 2/16/11, Broker Citigroup Global Markets, Inc.	18,000	(143,077)
Tullow Oil Plc, Strike Price GBP 13.94, Expires 3/03/11, Broker Barclays Capital, Inc.	74,500	(24,021)
Tullow Oil Plc, Strike Price GBP 14.02, Expires 3/16/11, Broker Societe General Securities Corp.	107,600	(43,126)
UBS AG, Strike Price CHF 15.93, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	122,600	(135,139)
Unibail-Rodamco SE, Strike Price EUR 145.08, Expires 3/16/11, Broker Barclays Capital, Inc.	18,600	(39,237)
VimpelCom Ltd. - ADR, Strike Price USD 15.83, Expires 2/02/11, Broker Morgan Stanley & Co., Inc.	77,500	(1)
Viterra, Inc., Strike Price CAD 9.57, Expires 2/03/11, Broker Goldman Sachs & Co.	108,500	(230,799)
Viterra, Inc., Strike Price CAD 120, Expires 3/15/11, Broker UBS Securities LLC	81,500	(31,742)
Vodafone Group Plc - ADR, Strike Price USD 26.78, Expires 2/03/11, Broker Citigroup Global Markets, Inc.	206,500	(326,476)
Voestalpine AG, Strike Price EUR 35.67, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	113,600	(2,400)
Volkswagen AG, Preference Shares, Strike Price EUR 123.02, Expires 3/23/11, Broker UBS Securities LLC	25,400	(178,221)
WPP Plc, Strike Price GBP 7.83, Expires 3/03/11, Broker Morgan Stanley & Co., Inc.	249,500	(65,530)

JANUARY 31, 2011	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
WPP Plc, Strike Price GBP 8.18, Expires 3/16/11, Broker Banc of America Securities	299,000	$(40,757)
Xstrata Plc, Strike Price GBP 15.22, Expires 2/24/11, Broker UBS Securities LLC	93,000	(17,303)
Xstrata Plc, Strike Price GBP 15.50, Expires 3/09/11, Broker Credit Suisse First Boston	74,000	(19,824)
Xstrata Plc, Strike Price GBP 14.49, Expires 3/16/11, Broker Credit Suisse First Boston	165,000	(123,376)
Yara International ASA, Strike Price NOK 343.95, Expires 2/24/11, Broker Credit Suisse First Boston	55,600	(37,823)

Total Over-the-Counter Call Options Written		(17,724,544)

Total Options Written (Premiums Received – $20,415,247) – (1.7)%		(19,580,301)

Total Investments Net of Outstanding Options Written – 98.3%		1,137,968,885
Other Assets in Excess of Liabilities – 1.7%		20,086,514

Net Assets – 100.0%		$1,158,055,399

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,103,640,672

Gross unrealized appreciation	$74,304,320
Gross unrealized depreciation	(20,395,806)

Net unrealized appreciation	$53,908,514

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	57,450,039	5,410,966	62,861,005	$18,838

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	192,000	USD	192,516	Citigroup Global Markets	2/02/11	$(775)
CAD	852,000	USD	850,699	Morgan Stanley	2/03/11	104
DKK	1,328,000	USD	244,681	Citigroup Global Markets	2/01/11	(765)
DKK	1,416,000	USD	258,863	Citigroup Global Markets	2/02/11	1,216
DKK	1,430,000	USD	262,600	Deutsche Bank Securities	2/02/11	50
HKD	1,625,000	USD	208,421	Morgan Stanley	2/02/11	1
CHF	3,028,000	USD	3,197,324	Deutsche Bank Securities	2/01/11	10,303
CHF	790,000	USD	835,940	Morgan Stanley	2/01/11	926
USD	1,043,235	CAD	1,038,000	Citigroup Global Markets	2/01/11	6,634
USD	117,448	AUD	118,000	Citigroup Global Markets	2/02/11	(145)
USD	1,373,185	HKD	10,701,000	Morgan Stanley	2/01/11	673
USD	139	ZAR	1,000	UBS Securities LLC	2/03/11	–
USD	208,424	HKD	1,625,000	Deutsche Bank Securities	2/02/11	1
USD	2,101,758	JPY	172,783,000	Citigroup Global Markets	2/02/11	(3,298)
USD	2,809,643	GBP	1,764,000	Citigroup Global Markets	2/01/11	(16,012)
USD	407,823	MXN	4,942,000	Morgan Stanley	2/01/11	437
USD	453,706	MXN	5,515,000	Citigroup Global Markets	2/02/11	(914)
USD	94,596	EUR	69,000	Deutsche Bank Securities	2/02/11	124

Total						$(1,440)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

8	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Australia	–	$14,794,735	–	$14,794,735
Austria	–	10,914,757	–	10,914,757
Belgium	–	8,817,310	–	8,817,310
Brazil	$35,267,558	–	–	35,267,558
Canada	95,538,624	–	–	95,538,624
China	2,270,793	17,658,043	–	19,928,836
Columbia	7,547,954	–	–	7,547,954
Denmark	5,980,485	7,633,143	–	13,613,628
France	–	38,070,572	–	38,070,572
Germany	25,217,738	94,666,441	–	119,884,179
Gibraltar	–	2,863,801	–	2,863,801
Hong Kong	10,181,723	39,518,524	–	49,700,247
India	3,148,515	2,141,535	–	5,290,050
Indonesia	–	4,992,240	–	4,992,240
Ireland	8,255,033	11,177,159	–	19,432,192
Israel	1,011,025	–	–	1,011,025
Italy	–	27,873,547	–	27,873,547
Japan	–	186,761,808	–	186,761,808
Luxembourg	10,076,178	–	–	10,076,178
Malaysia	3,985,121	11,624,622	–	15,609,743
Mexico	11,160,780	–	–	11,160,780
Netherlands	28,879,013	28,491,520	–	57,370,533
Norway	–	5,692,753	–	5,692,753
Poland	–	3,646,278	–	3,646,278
Russia	4,300,691	3,486,880	–	7,787,571
Singapore	–	13,532,917	–	13,532,917
South Africa	–	9,382,012	–	9,382,012
South Korea	5,510,400	25,247,408	–	30,757,808
Spain	–	13,073,533	–	13,073,533
Sweden	–	3,407,067	–	3,407,067
Switzerland	1,945,551	68,686,225	–	70,631,776
Taiwan	17,949,893	19,544,587	–	37,494,480
Thailand	–	12,135,829	–	12,135,829
United Kingdom	23,045,927	102,533,937	–	125,579,864
United States	5,045,996	–	–	5,045,996
Short-Term Securities	62,861,005	–	–	62,861,005

Total	$369,180,003	$788,369,183	–	$1,157,549,186

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$126	$20,343	–	$20,469
Liabilities:
Equity contracts	(2,684,878)	(16,895,423)	–	(19,580,301)
Foreign currency exchange contracts	(1,689)	(20,220)	–	(21,909)

Total	$(2,686,441)	$(16,895,300)	–	$(19,581,741)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

JANUARY 31, 2011	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Growth and Income Trust

Date: March 25, 2011